UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$3,022,500
Alaska — 1.4%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,586,382
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/19 (a)	4,425	5,275,972

		6,862,354
Arizona — 0.7%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,604,800
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,689,014
5.25%, 10/01/28	250	279,357

		3,573,171
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	535	575,869
California — 19.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	4,150	4,507,315
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
0.00%, 8/01/37	3,250	1,138,215
0.00%, 8/01/38	7,405	2,465,717
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	885,833
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,771,755
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	2,186,860
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	5,000	4,773,000
Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	$5,100	$5,412,579
Series A-1, 5.75%, 3/01/34	1,150	1,318,659
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,800	3,065,188
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	3,500	3,739,225
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	3,000	3,282,390
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,083,393
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	6,110	6,744,035
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	2,000	2,216,080
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,000	2,620,100
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (b)	10,030	5,753,208
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	4,125	3,415,830
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	770	837,544
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	1,945	1,385,696
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (b)	5,000	2,029,500
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (b)	4,005	1,577,009

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (c)	$10,000	$9,761,900
San Diego California Unified School District, GO, CAB, Election of 2008 (b):
Series C, 0.00%, 7/01/38	2,200	829,840
Series G, 0.00%, 7/01/34	900	361,620
Series G, 0.00%, 7/01/35	950	359,185
Series G, 0.00%, 7/01/36	1,430	510,467
Series G, 0.00%, 7/01/37	950	317,395
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (b)	1,725	918,373
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (a)	2,825	2,825,000
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,021,563
5.00%, 8/01/38	760	857,576
State of California, GO, 5.50%, 4/01/28	5	5,022
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,300	2,560,751
5.00%, 10/01/41	1,300	1,449,201
State of California, GO, Various Purposes:
5.50%, 3/01/40	2,000	2,324,120
5.00%, 4/01/42	1,500	1,673,265
State of California Public Works Board, LRB, Judicial Council Projects, Series A, 5.00%, 3/01/38	955	1,067,184
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (b)	15,000	5,989,200

		95,040,793
Colorado — 1.4%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,150,276
Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	$4,040	$4,472,280

		6,622,556
Florida — 11.7%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	2,175	2,334,514
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	4,765	5,068,149
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,452,738
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,962,710
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,476,723
5.38%, 10/01/32	1,700	1,883,838
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,767,709
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,755	3,305,394
Series B, AMT, 6.00%, 10/01/30	870	1,052,857
Series B, AMT, 6.25%, 10/01/38	560	683,670
Series B, AMT, 6.00%, 10/01/42	895	1,048,528
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	284,157
Series A, 5.50%, 10/01/36	6,490	7,331,104
Series A, AMT, 5.00%, 10/01/32	3,550	3,913,058
County of Orange Florida School Board, COP, Series A (a):
5.00%, 8/01/16	2,000	2,092,600
5.00%, 8/01/16	5,000	5,231,500
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,825	3,272,452

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$375	$415,943
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,599,507
5.38%, 10/01/29	1,900	2,197,331
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,457,230
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,852,049
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	738,129
(AMBAC), 5.00%, 10/01/36	1,500	1,562,370

		56,984,260
Georgia — 1.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,410,978
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	680	772,344
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	260	285,256
5.00%, 4/01/33	190	207,719
5.00%, 4/01/44	855	913,824

		5,590,121
Illinois — 16.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,500	6,305,915
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,930	1,938,299
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	3,710	3,566,534
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	$1,250	$1,191,437
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
General Senior Lien, Series C, 5.38%, 1/01/39	4,090	4,405,543
Passenger Facility Charge, Series B, 5.00%, 1/01/31	7,275	7,737,908
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	1,140	1,166,311
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	1,500	1,529,970
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,564,492
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	750	778,208
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	754,105
Sales Tax Receipts, 5.25%, 12/01/36	840	892,870
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	411,396
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	984,326
Illinois Finance Authority, Refunding RB, Silver Cross Hospital And Medical Centers:
4.13%, 8/15/37	1,690	1,654,020
5.00%, 8/15/44	940	1,001,062
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,695	2,698,557
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,800	19,059,628
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (b)	15,000	7,955,550

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (b)	$4,625	$1,092,749
4.25%, 6/15/42	1,605	1,529,549
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,059,219
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	4,104,384
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,181,097
5.50%, 7/01/33	1,100	1,183,149
5.25%, 2/01/34	1,140	1,177,871
5.50%, 7/01/38	1,840	1,950,014
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,245	1,357,262

		80,231,425
Indiana — 1.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,616,300
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	718,801
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	1,190	1,244,538
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/37	1,150	1,201,554
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,474,018
(AGC), 5.25%, 1/01/29	2,350	2,624,903

		8,880,114
Iowa — 3.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	7,700	8,711,472
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,660	1,792,352
5.70%, 12/01/27	1,660	1,782,375
Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.80%, 12/01/29	$1,125	$1,206,484
5.85%, 12/01/30	1,510	1,620,622

		15,113,305
Louisiana — 1.4%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	4,460	4,836,112
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,045,088

		6,881,200
Massachusetts — 1.8%
Massachusetts HFA, RB, S/F Housing, Series 124, AMT, 5.00%, 12/01/31	470	471,480
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,103,830
5.35%, 12/01/42	1,525	1,576,408
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,720	1,915,564
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,685	1,805,528

		8,872,810
Michigan — 6.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	9,172,413
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	1,000	1,017,740
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	2,933,350
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	1,895	2,040,024
Series V, 8.25%, 9/01/18 (a)	3,510	4,283,885

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	$3,350	$3,646,877
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 5.00%, 10/15/45 (d)	1,180	1,304,053
Series I-A, 5.38%, 10/15/36	1,200	1,378,500
Series I-A, 5.38%, 10/15/41	1,000	1,146,290
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,748,753
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,040	1,096,389
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	520	572,530

		33,340,804
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,088,152
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,088,630
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,317,636
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,679,445

		2,997,081
New Jersey — 9.4%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,588,964
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	1,018,926
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,220	1,306,766
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series UU, 5.00%, 6/15/34	$780	$808,228
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,935	1,985,097
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	885,232
5.75%, 12/01/27	375	415,703
5.75%, 12/01/28	400	440,812
5.88%, 12/01/33	1,980	2,188,098
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,555	1,583,970
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,109,260
Transportation Program, Series AA, 5.00%, 6/15/38	2,405	2,472,532
Transportation System, CAB, Series A, 0.00%, 12/15/29 (b)	10,000	4,761,600
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,321,880
Transportation System, Series AA, 5.50%, 6/15/39	3,565	3,820,896
Transportation System, Series B, 5.50%, 6/15/31	2,750	2,937,137
Transportation System, Series B, 5.00%, 6/15/42	3,500	3,582,005
Transportation System, Series D, 5.00%, 6/15/32	825	858,140

		46,085,246
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	500	548,225
New York — 3.2%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,327,190
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	2,000	2,180,140

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	$1,000	$1,138,680
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,292,140
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	3,350	3,431,706

		15,369,856
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	891,815
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,085,679
5.25%, 2/15/33	1,325	1,512,316

		3,489,810
Pennsylvania — 7.0%
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT:
5.00%, 12/31/34	3,420	3,663,675
5.00%, 12/31/38	11,890	12,651,317
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	5,605	6,139,269
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	952,527
Series C, 5.50%, 12/01/33	760	891,799
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	775	911,834
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	6,700	7,622,456
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	$1,040	$1,153,266

		33,986,143
Rhode Island — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	7,180	7,040,852
South Carolina — 4.8%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,500	1,679,415
5.50%, 7/01/41	2,725	3,039,056
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	383,219
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,799,525
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	11,192,386
Series E, 5.50%, 12/01/53	985	1,100,679
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,150,048

		23,344,328
Texas — 13.4%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,124,970
Central Texas Turnpike System, Refunding RB, 2nd Tier, Series C, 5.00%, 8/15/34	3,830	4,175,696
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,351,030
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	844,687
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/16 (a)	2,500	2,560,050

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	$2,870	$1,108,423
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,248,258
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	9,450	10,058,863
5.00%, 11/01/42	1,500	1,585,530
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,523,631
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	4,665	1,692,042
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,291,088
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	2,300	2,453,502
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	3,380	3,873,716
(NPFGC), 5.75%, 1/01/40	12,300	13,489,779
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	3,180	1,265,004
0.00%, 9/15/36	6,015	2,253,520
0.00%, 9/15/37	4,305	1,516,910
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,500	1,610,730
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,600	1,723,440
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,330	2,526,675

		65,277,544
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	10	10,090
Municipal Bonds	Par (000)	Value
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	$2,000	$2,153,100
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (d)	1,380	1,495,975
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	4,000	4,273,560
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,658,910
Providence Health & Services, Series A, 5.25%, 10/01/39	850	938,128

		10,519,673
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	2,037,720
Total Municipal Bonds — 111.8%		546,474,632

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	2,750	2,966,645
California — 4.8%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,440,300
County of San Diego California Water Authority, COP, Refunding, Election of 2014, Series A (AGM), 5.00%, 5/01/33	5,170	5,663,993
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	6,120	6,656,846
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	2,639	3,152,427

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$509	$582,268

		23,495,834
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,220	1,380,418
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,320	1,532,665
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,768,356

		5,301,021
Florida — 13.2%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (g)	2,700	2,894,805
5.00%, 10/01/37	6,000	6,427,620
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	5,990	6,329,453
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,633,159
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	12,729	14,391,775
County of Miami-Dade School Board, COP, Refunding, 5.25%, 5/01/18 (a)	11,350	12,661,720
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,544	3,951,833
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,793,478
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,795,694
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Florida (concluded)
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (g)	$2,399	$2,582,340

		64,461,877
Illinois — 7.4%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,057,960
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	15,501,568
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	360	372,725
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	6,198	6,888,225
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,187,293
Senior Series A, 5.00%, 1/01/40	3,721	4,122,205
Series A, 5.00%, 1/01/38	2,878	3,133,808

		36,263,784
Michigan — 2.0%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,100	10,004,540
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (g)	5,007	5,725,758
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,429	2,817,023

		8,542,781
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,581	2,706,473
New York — 7.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,933,301

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	$7,641	$8,456,124
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,592,839
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,404,598
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,970,182
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,540	1,764,948
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	1,500	1,681,170

		35,803,162
North Carolina — 0.4%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	1,690	1,741,114
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	882,133
South Carolina — 1.1%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (g)	4,695	5,261,452
Texas — 3.9%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,236,064
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	960,386
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (a)	4,584	4,848,957
5.00%, 2/15/32	166	174,595
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (concluded)
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	$4,501	$4,801,794
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/17 (a)(g)	2,000	2,160,420

		19,182,216
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	502,131
Washington — 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	2,504	2,699,710
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	4,562,259

		7,261,969
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	640	694,438
Series C, 5.25%, 4/01/39	2,000	2,166,640

		2,861,078
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.8%		228,618,628
Total Long-Term Investments (Cost — $715,566,385) — 158.6%		775,093,260

Short-Term Securities — 0.5%	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	2,467,197	2,467,197
Total Short-Term Securities (Cost — $2,467,197) — 0.5%		2,467,197

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $718,033,582*) — 159.1%	$777,560,457
Other Assets Less Liabilities — 0.5%	2,713,752
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.5)%	(114,977,903)
VRDP Shares, at Liquidation Value — (36.1)%	(176,600,000)

Net Assets Applicable to Common Shares — 100.0%	$488,696,306

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$604,193,358

Gross unrealized appreciation	$61,053,181
Gross unrealized depreciation	(2,628,516)

Net unrealized appreciation	$58,424,665

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities LLC	$1,304,053	$5,003
Morgan Stanley & Co. LLC	1,495,975	17,705

(e)	Security is collateralized by Municipal or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $21,239,237.

(h)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	2,768,314	(301,117)	2,467,197	$131

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HAD	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(200)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	23,968,750	$(126,853)
(139)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	17,713,813	(46,897)
Total						$(173,750)

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$775,093,260	—	$775,093,260
Short-Term Securities	$2,467,197	—	—	2,467,197

Total	$2,467,197	$775,093,260	—	$777,560,457

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(173,750)	—	—	$(173,750)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$367,650	—	—	$367,650
Liabilities:
TOB Trust Certificates	—	$(114,942,434)	—	(114,942,434)
VRDP Shares	—	(176,600,000)	—	(176,600,000)

Total	$367,650	$(291,542,434)	—	$(291,174,784)

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2015	13

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 22, 2015